FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA 7

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA 7

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA 7

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 7 indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 7 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 7 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 7 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA 7 since 2014.

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	2,739.203	$68,224	$79,355	$(2)	$79,353	1,827	$13.453507	$43.441834
AB Large Cap Growth Class A Shares	2,193.338	88,988	169,084	2	169,086	3,232	23.159087	52.313185
Alger Growth & Income Class I-2 Shares	329.204	4,986	8,013	1	8,014	193	16.188943	41.546245
BNY Mellon VIF Appreciation Initial Shares	385.824	14,611	18,203	(2)	18,201	440	18.836726	41.369832
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-	13.758830	41.395793
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	1.394107	11.503043
Janus Henderson - Balanced Institutional Shares	2,520.772	82,316	109,855	(2)	109,853	4,204	15.763925	53.238616
Janus Henderson - Global Research Institutional Shares	584.669	20,394	37,197	-	37,197	1,146	17.269007	32.461785
MFS® Growth Initial Class	160.655	6,335	11,858	(6)	11,852	181	23.014324	65.468115
MFS® Investors Trust Initial Class	0.044	2	2	(2)	-	-	16.446964	35.164381
MFS® Research Initial Class	794.106	17,724	26,102	5	26,107	606	17.190359	43.098010
MS VIF Core Plus Fixed Income Class I Shares	7,491.489	77,298	87,800	1	87,801	4,181	12.079926	20.998163
MS VIF Emerging Markets Equity Class I Shares	375.814	4,959	6,663	(1)	6,662	213	14.849795	31.334097
MS VIF Global Strategist Class I Shares	1,462.822	14,324	16,076	1	16,077	760	13.488577	21.145852
TA BlackRock Government Money Market Initial Class	7,405.070	7,405	7,405	1	7,406	6,984	1.060432	9.903623
TA WMC US Growth Initial Class	26,192.393	658,777	1,144,869	(1)	1,144,868	17,909	23.289855	63.927594

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Growth and Income Class A Shares	AB Large Cap Growth Class A Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$76,771	$95,282	$14,352	$14,287	$-

Investment Income:
Reinvested Dividends	991	-	144	189	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,130	1,574	146	225	-

Net Investment Income (Loss)	(139)	(1,574)	(2)	(36)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,420	14,097	661	1,842	-
Realized Gain (Loss) on Investments	3,976	820	4,504	(1)	-

Net Realized Capital Gains (Losses) on Investments	12,396	14,917	5,165	1,841	-
Net Change in Unrealized Appreciation (Depreciation)	3,945	17,943	(2,493)	2,732	-

Net Gain (Loss) on Investment	16,341	32,860	2,672	4,573	-

Net Increase (Decrease) in Net Assets Resulting from Operations	16,202	31,286	2,670	4,537	-

Increase (Decrease) in Net Assets from Contract Transactions	(9,428)	(11)	(9,307)	(3,903)	-

Total Increase (Decrease) in Net Assets	6,774	31,275	(6,637)	634	-

Net Assets as of December 31, 2019:	$83,545	$126,557	$7,715	$14,921	$-

Investment Income:
Reinvested Dividends	1,107	-	102	122	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	987	1,957	101	215	-

Net Investment Income (Loss)	120	(1,957)	1	(93)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,757	10,851	35	1,242	-
Realized Gain (Loss) on Investments	1,250	1,130	326	8	-

Net Realized Capital Gains (Losses) on Investments	5,007	11,981	361	1,250	-
Net Change in Unrealized Appreciation (Depreciation)	(5,056)	32,515	537	2,122	-

Net Gain (Loss) on Investment	(49)	44,496	898	3,372	-

Net Increase (Decrease) in Net Assets Resulting from Operations	71	42,539	899	3,279	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,263)	(10)	(600)	1	-

Total Increase (Decrease) in Net Assets	(4,192)	42,529	299	3,280	-

Net Assets as of December 31, 2020:	$79,353	$169,086	$8,014	$18,201	$-

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Research Institutional Shares	MFS® Growth Initial Class	MFS® Investors Trust Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$6,269	$97,740	$25,859	$6,715	$-

Investment Income:
Reinvested Dividends	-	1,927	295	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36	1,360	411	114	-

Net Investment Income (Loss)	(36)	567	(116)	(114)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,723	1,784	721	-
Realized Gain (Loss) on Investments	153	2,778	740	79	-

Net Realized Capital Gains (Losses) on Investments	153	5,501	2,524	800	-
Net Change in Unrealized Appreciation (Depreciation)	368	13,510	4,551	1,747	-

Net Gain (Loss) on Investment	521	19,011	7,075	2,547	-

Net Increase (Decrease) in Net Assets Resulting from Operations	485	19,578	6,959	2,433	-

Increase (Decrease) in Net Assets from Contract Transactions	(6,754)	(9,853)	(1,394)	(18)	-

Total Increase (Decrease) in Net Assets	(6,269)	9,725	5,565	2,415	-

Net Assets as of December 31, 2019:	$-	$107,465	$31,424	$9,130	$-

Investment Income:
Reinvested Dividends	-	2,448	257	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,360	434	140	-

Net Investment Income (Loss)	-	1,088	(177)	(140)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	995	1,623	659	-
Realized Gain (Loss) on Investments	-	2,055	189	104	-

Net Realized Capital Gains (Losses) on Investments	-	3,050	1,812	763	-
Net Change in Unrealized Appreciation (Depreciation)	-	8,083	4,147	2,117	-

Net Gain (Loss) on Investment	-	11,133	5,959	2,880	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	12,221	5,782	2,740	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(9,833)	(9)	(18)	-

Total Increase (Decrease) in Net Assets	-	2,388	5,773	2,722	-

Net Assets as of December 31, 2020:	$-	$109,853	$37,197	$11,852	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	MFS® Research Initial Class	MS VIF Core Plus Fixed Income Class I Shares	MS VIF Emerging Markets Equity Class I Shares	MS VIF Global Strategist Class I Shares	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$20,450	$114,178	$5,520	$14,126	$11,997

Investment Income:
Reinvested Dividends	192	3,267	58	277	193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	326	1,323	78	208	134

Net Investment Income (Loss)	(134)	1,944	(20)	69	59

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,506	-	372	633	-
Realized Gain (Loss) on Investments	1,829	3,715	91	179	-

Net Realized Capital Gains (Losses) on Investments	4,335	3,715	463	812	-
Net Change in Unrealized Appreciation (Depreciation)	1,859	3,005	478	1,343	-

Net Gain (Loss) on Investment	6,194	6,720	941	2,155	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,060	8,664	921	2,224	59

Increase (Decrease) in Net Assets from Contract Transactions	(3,795)	(40,254)	(532)	(868)	(4,538)

Total Increase (Decrease) in Net Assets	2,265	(31,590)	389	1,356	(4,479)

Net Assets as of December 31, 2019:	$22,715	$82,588	$5,909	$15,482	$7,518

Investment Income:
Reinvested Dividends	165	2,425	76	213	22
Investment Expense:
Mortality and Expense Risk and Administrative Charges	316	1,177	76	202	104

Net Investment Income (Loss)	(151)	1,248	-	11	(82)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	912	886	92	1,090	-
Realized Gain (Loss) on Investments	157	135	11	125	-

Net Realized Capital Gains (Losses) on Investments	1,069	1,021	103	1,215	-
Net Change in Unrealized Appreciation (Depreciation)	2,484	2,942	657	120	-

Net Gain (Loss) on Investment	3,553	3,963	760	1,335	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,402	5,211	760	1,346	(82)

Increase (Decrease) in Net Assets from Contract Transactions	(10)	2	(7)	(751)	(30)

Total Increase (Decrease) in Net Assets	3,392	5,213	753	595	(112)

Net Assets as of December 31, 2020:	$26,107	$87,801	$6,662	$16,077	$7,406

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

TA WMC US Growth Initial Class
Subaccount

Net Assets as of December 31, 2018:	$673,549

Investment Income:
Reinvested Dividends	1,052
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,108

Net Investment Income (Loss)	(10,056)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	68,537
Realized Gain (Loss) on Investments	17,672

Net Realized Capital Gains (Losses) on Investments	86,209
Net Change in Unrealized Appreciation (Depreciation)	175,168

Net Gain (Loss) on Investment	261,377

Net Increase (Decrease) in Net Assets Resulting from Operations	251,321

Increase (Decrease) in Net Assets from Contract Transactions	(41,016)

Total Increase (Decrease) in Net Assets	210,305

Net Assets as of December 31, 2019:	$883,854

Investment Income:
Reinvested Dividends	1,023
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,244

Net Investment Income (Loss)	(12,221)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	74,466
Realized Gain (Loss) on Investments	23,234

Net Realized Capital Gains (Losses) on Investments	97,700
Net Change in Unrealized Appreciation (Depreciation)	216,800

Net Gain (Loss) on Investment	314,500

Net Increase (Decrease) in Net Assets Resulting from Operations	302,279

Increase (Decrease) in Net Assets from Contract Transactions	(41,265)

Total Increase (Decrease) in Net Assets	261,014

Net Assets as of December 31, 2020:	$1,144,868

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA 7 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Bounty® Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Fund	BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

7

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

8

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class A Shares	$4,864	$5,249
AB Large Cap Growth Class A Shares	10,851	1,968
Alger Growth & Income Class I-2 Shares	137	700
BNY Mellon VIF Appreciation Initial Shares	1,364	215
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-
Invesco V.I. High Yield Series I Shares	-	-
Janus Henderson - Balanced Institutional Shares	3,942	11,691
Janus Henderson - Global Research Institutional Shares	1,880	442
MFS® Growth Initial Class	659	157
MFS® Investors Trust Initial Class	-	-
MFS® Research Initial Class	1,077	327
MS VIF Core Plus Fixed Income Class I Shares	3,312	1,178
MS VIF Emerging Markets Equity Class I Shares	167	83
MS VIF Global Strategist Class I Shares	1,303	954
TA BlackRock Government Money Market Initial Class	22	134
TA WMC US Growth Initial Class	75,489	54,510

9

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Growth and Income Class A Shares	-	(121)	(121)	-	(240)	(240)
AB Large Cap Growth Class A Shares	-	-	-	-	(1)	(1)
Alger Growth & Income Class I-2 Shares	-	(17)	(17)	-	(290)	(290)
BNY Mellon VIF Appreciation Initial Shares	-	-	-	-	(125)	(125)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	(5,129)	(5,129)
Janus Henderson - Balanced Institutional Shares	35	(518)	(483)	163	(677)	(514)
Janus Henderson - Global Research Institutional Shares	-	-	-	-	(54)	(54)
MFS® Growth Initial Class	-	-	-	-	(1)	(1)
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	-	-	-	(109)	(109)
MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	(2,140)	(2,140)
MS VIF Emerging Markets Equity Class I Shares	-	-	-	-	(21)	(21)
MS VIF Global Strategist Class I Shares	-	(41)	(41)	-	(48)	(48)
TA BlackRock Government Money Market Initial Class	-	(28)	(28)	-	(4,240)	(4,240)
TA WMC US Growth Initial Class	-	(812)	(812)	-	(982)	(982)

10

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Growth and Income Class A Shares	$-	$(4,263)	$(4,263)	$-	$(9,428)	$(9,428)
AB Large Cap Growth Class A Shares	-	(10)	(10)	-	(11)	(11)
Alger Growth & Income Class I-2 Shares	-	(600)	(600)	-	(9,307)	(9,307)
BNY Mellon VIF Appreciation Initial Shares	-	1	1	-	(3,903)	(3,903)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	(6,754)	(6,754)
Janus Henderson - Balanced Institutional Shares	511	(10,344)	(9,833)	6,363	(16,216)	(9,853)
Janus Henderson - Global Research Institutional Shares	-	(9)	(9)	-	(1,394)	(1,394)
MFS® Growth Initial Class	-	(18)	(18)	-	(18)	(18)
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	(10)	(10)	-	(3,795)	(3,795)
MS VIF Core Plus Fixed Income Class I Shares	-	2	2	-	(40,254)	(40,254)
MS VIF Emerging Markets Equity Class I Shares	-	(7)	(7)	-	(532)	(532)
MS VIF Global Strategist Class I Shares	-	(751)	(751)	-	(868)	(868)
TA BlackRock Government Money Market Initial Class	-	(30)	(30)	-	(4,538)	(4,538)
TA WMC US Growth Initial Class	-	(41,265)	(41,265)	-	(41,016)	(41,016)

11

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Growth and Income Class A Shares
12/31/2020	1,827	$13.45	to	$43.44	$79,353	1.56%	1.25%	to	1.40%	1.45%	to	1.30%
12/31/2019	1,948	13.26	to	42.88	83,545	1.22	1.25	to	1.40	22.38	to	22.20
12/31/2018	2,188	10.84	to	35.09	76,771	0.99	1.25	to	1.40	(6.78)	to	(6.92)
12/31/2017	2,311	11.62	to	37.70	87,117	1.45	1.25	to	1.40	17.46	to	17.29
12/31/2016	2,395	32.14	to	32.14	76,998	1.04	1.40	to	1.40	9.77	to	9.77
AB Large Cap Growth Class A Shares
12/31/2020	3,232	23.16	to	52.31	169,086	-	1.25	to	1.40	33.81	to	33.61
12/31/2019	3,232	17.31	to	39.15	126,557	-	1.25	to	1.40	33.03	to	32.84
12/31/2018	3,233	13.01	to	29.47	95,282	-	1.25	to	1.40	1.31	to	1.15
12/31/2017	3,233	12.84	to	29.14	94,204	-	1.25	to	1.40	30.36	to	30.17
12/31/2016	3,235	22.38	to	22.38	72,405	-	1.40	to	1.40	1.21	to	1.21
Alger Growth & Income Class I-2 Shares
12/31/2020	193	16.19	to	41.55	8,014	1.41	1.25	to	1.40	13.46	to	13.29
12/31/2019	210	14.27	to	36.67	7,715	1.38	1.25	to	1.40	27.87	to	27.69
12/31/2018	500	11.16	to	28.72	14,352	1.67	1.25	to	1.40	(5.80)	to	(5.94)
12/31/2017	523	11.84	to	30.53	15,981	1.54	1.25	to	1.40	19.83	to	19.65
12/31/2016	539	25.52	to	25.52	13,759	1.84	1.40	to	1.40	8.72	to	8.72
BNY Mellon VIF Appreciation Initial Shares
12/31/2020	440	18.84	to	41.37	18,201	0.79	1.25	to	1.40	22.16	to	21.98
12/31/2019	440	15.42	to	33.91	14,921	1.17	1.25	to	1.40	34.42	to	34.22
12/31/2018	565	11.47	to	25.27	14,287	1.26	1.25	to	1.40	(8.01)	to	(8.15)
12/31/2017	565	12.47	to	27.51	15,554	1.34	1.25	to	1.40	25.77	to	25.58
12/31/2016	565	21.91	to	21.91	12,386	1.40	1.40	to	1.40	6.42	to	6.42
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2020	-	13.76	to	41.40	-	-	1.25	to	1.40	18.41	to	18.24
12/31/2019	-	11.62	to	35.01	-	-	1.25	to	1.40	20.28	to	20.10
12/31/2018	-	9.66	to	29.15	-	-	1.25	to	1.40	(20.08)	to	(20.20)
12/31/2017	-	12.09	to	36.53	-	-	1.25	to	1.40	23.15	to	22.96
12/31/2016	-	29.71	to	29.71	-	-	1.40	to	1.40	15.46	to	15.46
Invesco V.I. High Yield Series I Shares
12/31/2020	-	11.50	to	1.39	-	-	1.25	to	1.40	2.04	to	1.89
12/31/2019	-	11.27	to	1.37	-	-	1.25	to	1.40	12.11	to	11.94
12/31/2018	5,129	10.06	to	1.22	6,269	5.05	1.25	to	1.40	(4.55)	to	(4.69)
12/31/2017	5,129	10.53	to	1.28	6,577	2.97	1.25	to	1.40	4.99	to	4.84
12/31/2016	11,958	1.22	to	1.22	14,628	4.37	1.40	to	1.40	9.68	to	9.68
Janus Henderson - Balanced Institutional Shares
12/31/2020	4,204	15.76	to	53.24	109,853	2.39	1.25	to	1.40	12.90	to	12.73
12/31/2019	4,687	13.96	to	47.23	107,465	1.88	1.25	to	1.40	21.08	to	20.90
12/31/2018	5,201	11.53	to	39.06	97,740	2.15	1.25	to	1.40	(0.57)	to	(0.72)
12/31/2017	5,682	11.60	to	39.34	105,395	1.77	1.25	to	1.40	16.97	to	16.80
12/31/2016	2,683	33.69	to	33.69	90,384	1.62	1.40	to	1.40	3.16	to	3.16
Janus Henderson - Global Research Institutional Shares
12/31/2020	1,146	17.27	to	32.46	37,197	0.83	1.25	to	1.40	18.58	to	18.40
12/31/2019	1,146	14.56	to	27.42	31,424	1.00	1.25	to	1.40	27.45	to	27.26
12/31/2018	1,200	11.43	to	21.54	25,859	1.14	1.25	to	1.40	(8.02)	to	(8.16)
12/31/2017	1,201	12.42	to	23.46	28,165	0.64	1.25	to	1.40	25.46	to	25.28
12/31/2016	2,066	18.72	to	18.72	38,686	1.07	1.40	to	1.40	0.66	to	0.66

12

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
MFS® Growth Initial Class
12/31/2020	181	$23.01	to	$65.47	$11,852	-%	1.25%	to	1.40%	30.23%	to	30.04%
12/31/2019	181	17.67	to	50.35	9,130	-	1.25	to	1.40	36.44	to	36.24
12/31/2018	182	12.95	to	36.95	6,715	0.09	1.25	to	1.40	1.39	to	1.24
12/31/2017	182	12.77	to	36.50	6,646	0.08	1.25	to	1.40	29.79	to	29.60
12/31/2016	358	28.16	to	28.16	10,070	0.05	1.40	to	1.40	1.03	to	1.03
MFS® Investors Trust Initial Class
12/31/2020	-	16.45	to	35.16	-	0.71	1.25	to	1.40	12.46	to	12.30
12/31/2019	-	14.62	to	31.31	-	0.77	1.25	to	1.40	29.96	to	29.76
12/31/2018	-	11.25	to	24.13	-	0.83	1.25	to	1.40	(6.66)	to	(6.80)
12/31/2017	-	12.06	to	25.89	-	-	1.25	to	1.40	21.83	to	21.65
12/31/2016	769	21.28	to	21.28	16,368	0.93	1.40	to	1.40	7.09	to	7.09
MFS® Research Initial Class
12/31/2020	606	17.19	to	43.10	26,107	0.73	1.25	to	1.40	15.15	to	14.98
12/31/2019	606	14.93	to	37.48	22,715	0.82	1.25	to	1.40	31.31	to	31.11
12/31/2018	715	11.37	to	28.59	20,450	0.70	1.25	to	1.40	(5.56)	to	(5.70)
12/31/2017	716	12.04	to	30.31	21,696	1.36	1.25	to	1.40	21.85	to	21.67
12/31/2016	716	24.92	to	24.92	17,844	0.79	1.40	to	1.40	7.24	to	7.24
MS VIF Core Plus Fixed Income Class I Shares
12/31/2020	4,181	12.08	to	21.00	87,801	2.86	1.25	to	1.40	6.47	to	6.31
12/31/2019	4,181	11.35	to	19.75	82,588	3.44	1.25	to	1.40	9.51	to	9.35
12/31/2018	6,321	10.36	to	18.06	114,178	2.56	1.25	to	1.40	(1.88)	to	(2.03)
12/31/2017	6,321	10.56	to	18.44	116,544	3.02	1.25	to	1.40	4.93	to	4.78
12/31/2016	7,925	17.60	to	17.60	139,449	1.86	1.40	to	1.40	4.65	to	4.65
MS VIF Emerging Markets Equity Class I Shares
12/31/2020	213	14.85	to	31.33	6,662	1.38	1.25	to	1.40	13.03	to	12.86
12/31/2019	213	13.14	to	27.76	5,909	1.03	1.25	to	1.40	18.11	to	17.94
12/31/2018	234	11.12	to	23.54	5,520	0.43	1.25	to	1.40	(18.49)	to	(18.61)
12/31/2017	274	13.65	to	28.93	7,915	0.75	1.25	to	1.40	33.40	to	33.21
12/31/2016	274	21.71	to	21.71	5,950	0.54	1.40	to	1.40	5.27	to	5.27
MS VIF Global Strategist Class I Shares
12/31/2020	760	13.49	to	21.15	16,077	1.47	1.25	to	1.40	9.55	to	9.39
12/31/2019	801	12.31	to	19.33	15,482	1.86	1.25	to	1.40	16.32	to	16.14
12/31/2018	849	10.59	to	16.64	14,126	1.14	1.25	to	1.40	(7.66)	to	(7.80)
12/31/2017	941	11.46	to	18.05	16,985	1.05	1.25	to	1.40	14.68	to	14.51
12/31/2016	1,314	15.77	to	15.77	20,710	-	1.40	to	1.40	4.12	to	4.12
TA BlackRock Government Money Market Initial Class
12/31/2020	6,984	9.90	to	1.06	7,406	0.29	1.25	to	1.40	(0.95)	to	(1.10)
12/31/2019	7,012	10.00	to	1.07	7,518	2.00	1.25	to	1.40	0.71	to	0.56
12/31/2018	11,252	9.93	to	1.07	11,997	1.79	1.25	to	1.40	0.54	to	0.39
12/31/2017	11,261	9.87	to	1.06	11,960	0.01	1.25	to	1.40	(1.23)	to	(1.37)
12/31/2016	354,806	1.08	to	1.08	382,051	0.00	1.40	to	1.40	(1.37)	to	(1.37)
TA WMC US Growth Initial Class
12/31/2020	17,909	23.29	to	63.93	1,144,868	0.11	1.25	to	1.40	35.60	to	35.40
12/31/2019	18,721	17.17	to	47.21	883,854	0.13	1.25	to	1.40	38.32	to	38.11
12/31/2018	19,703	12.42	to	34.18	673,549	0.49	1.25	to	1.40	(1.03)	to	(1.18)
12/31/2017	20,661	12.55	to	34.59	714,716	0.42	1.25	to	1.40	27.61	to	27.42
12/31/2016	21,936	27.15	to	27.15	595,530	0.40	1.40	to	1.40	1.39	to	1.39

13

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

14

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 1.25% is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

15

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

16